SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
Summary of share options activity

Weighted
Average
Exercise Price
Share Options	Shares*	Per Share*
Outstanding as of June 30, 2023	4,456	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2024	4,456	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	4,456	148.50
Outstanding as of June 30, 2025	—	$—
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Summary of restricted shares granted

Restricted share grants	Shares*
Non-vested as of June 30, 2023	171,938
Granted	347,527
Vested	(141,526)
Non-vested as of June 30, 2024	377,939
Granted	2,263,194
Vested	(377,939)
Non-vested as of June 30, 2025	2,263,194
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.

Summary of outstanding restricted shares

The following is a summary of the status of restricted share at June 30, 2025:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share*	Number*	Period (Years)
$1.545	2,263,194	1.75
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.